Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Abstract]
Summary of Goodwill and Intangible Assets

	Internal development costs and patents	Acquired intangible assets	Total	Goodwill	Total
	(in € millions)
Cost
At January 1, 2018	18	17	35	135	170
Additions	8	—	8	—	8
Acquisition, business combination (Note 5)	—	3	3	8	11
Exchange differences	—	1	1	3	4
At December 31, 2018	26	21	47	146	193
Additions	19	—	19	—	19
Acquisition, business combination	—	27	27	328	355
Exchange differences	—	(1)	(1)	4	3
At December 31, 2019	45	47	92	478	570
Accumulated amortization
At January 1, 2018	(6)	(2)	(8)	—	(8)
Amortization charge	(6)	(5)	(11)	—	(11)
At December 31, 2018	(12)	(7)	(19)	—	(19)
Amortization charge	(7)	(9)	(16)	—	(16)
Exchange differences	—	1	1	—	1
At December 31, 2019	(19)	(15)	(34)	—	(34)
Cost, net accumulated amortization
At December 31, 2018	14	14	28	146	174
At December 31, 2019	26	32	58	478	536

Schedule of Carrying Amount of Goodwill Allocated to Each of the Operating Segments	The carrying amount of goodwill allocated to each of the operating segments is as follows:
	Premium	Ad-Supported	Premium	Ad-Supported
	2019	2019	2018	2018
	(in € millions)
Goodwill	130	348	128	18